DRYDEN SMALL-CAP CORE EQUITY FUND, INC.
Gateway Center Three, 4th Floor
100 Mulberry Street
Newark, New Jersey 07102-4077

February 17, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:           485(b) Filing for Dryden Small-Cap Core Equity Fund, Inc.
Registration Nos. 33-24495, 811-08167

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497 (c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 16 and (ii) that the text of the Post-Effective Amendment was filed electronically on February 16, 2010.

Please direct any questions regarding this filing to the undersigned at (973) 802-5032.

/s/ Claudia DiGiacomo
Claudia DiGiacomo
Assistant Secretary